Reserve Fund	12 Months Ended
Dec. 31, 2023
Reserve Fund [Abstract]
RESERVE FUND

NOTE 5: RESERVE FUND

In connection with the INX Token Offering, INX committed to reserve 75% of the gross proceeds less payments to underwriters in excess of $25,000 to be available to cover customer and INX’s losses, if any, that result from cybersecurity breaches or theft, errors in execution of the trading platform or its technology, and counterparty defaults, including instances where counterparties lack sufficient collateral to cover losses. INX refers to this amount as the “Reserve Fund”.

As of December 31, 2022, INX had segregated $36,023 as the Reserve Fund. In December 2023, the Company learned of a cyber-attack that occurred on the computer system of a third-party service provider of one of the Company’s subsidiaries. As a result, the malicious party managed to cause a loss of funds of the Company’s subsidiary in the amount of $1,618, recognized as Other expense. Upon the discovery of the breach, the Company took an immediate action to eliminate the security vulnerability, subsequently put in place additional security measures designed to prevent such cyber-attack incidents in the future, and continues to work with relevant law enforcements seeking to recover lost funds. The Company utilized funds set aside in the Reserve Fund to cover the loss, as a result, as of December 31, 2023, the balance of the Reserve Fund was reduced to $34,405.

On July 13, 2021, the INX’s Board of Directors approved the Investment Policy of the Reserve Fund. Per the approved Policy, as amended on August 11, 2022, the Reserve Fund, post the amendment, shall be invested as follows: minimum 15% in cash and bank deposits, up to 70% in U.S Treasury securities, up to 20% shall be invested in exchange traded funds and up to 50% in corporate bonds and other instruments with the lowest investment grade rating of BBB.

The Reserve Fund is comprised of cash and cash equivalents, U.S. Treasury securities and corporate bonds held at banks and brokerage firms as follows:

	December 31, 2023	December 31, 2022
a. Cash and cash equivalents	$16,522	$5,824

b. Financial assets at fair value through other comprehensive income:
Short-term investments (*)
U.S. Treasury securities	986	6,141
Corporate bonds – marketable investments	15,996	12,332
Total short-term investments	16,982	18,473

Long-term investments (*)
U.S. Treasury securities	901	474
Corporate bonds and loans (principally) – marketable investments	-	11,252
Total long-term investments	901	11,726
Total Reserve Fund	$34,405	$36,023

(*)	Classified as Level 1 inputs in the fair value hierarchy.